PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER RECEIVABLES [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES
NOTE 3:-	PREPAID EXPENSES AND OTHER RECEIVABLES

	December 31,
	2011	2010

Advances to suppliers	$911	$1,004
Income/Corporate taxes	1,366	1,458
VAT and consumption tax	1,501	2,386
Prepaid expenses	1,210	1,497
Restricted Deposits	1,218	662
Fair value of financial derivatives	335	980
Other	1,752	1,448

Total prepaid expenses and other receivables	$8,293	$9,435